Structured entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Structured Entities [Line Items]
Assets in structured entities	¥ 22,435,594	¥ 22,506,844
Fair value of assets transferred to structured entities at the end of current year	148,305	167,071
Fair value of associated financial liabilities	147,673	166,321
Consolidated structured entities [member]
Disclosure Of Structured Entities [Line Items]
Assets in structured entities	4,439,856	3,653,520
Securitization Transaction For Some Housing Loans [Member] | Long-term borrowings [member]
Disclosure Of Structured Entities [Line Items]
Liabilities occurred from the securitization transactions	152,046	166,024
Securitization Transaction For Some Housing Loans [Member] | SONY Investments And Advances In The Financial Services Segment [Member]
Disclosure Of Structured Entities [Line Items]
Assets that entity continues to recognise	¥ 150,953	¥ 164,799